Intangible Assets - Summary of Reconciliation of Intangible Assets (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Carrying amount, beginning of year	$ 180	$ 192
Additions	1	2
Amortization	(15)	(14)
Carrying amount, end of year	166	180
Carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Carrying amount, beginning of year	226
Carrying amount, end of year	227	226
Accumulated depreciation, amortisation and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Carrying amount, beginning of year	(46)
Carrying amount, end of year	(61)	(46)
Goodwill [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Carrying amount, beginning of year	97	97
Carrying amount, end of year	97	97
Goodwill [member] | Carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Carrying amount, beginning of year	104
Carrying amount, end of year	104	104
Goodwill [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Carrying amount, beginning of year	(7)
Carrying amount, end of year	(7)	(7)
Intangible assets other than goodwill [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Carrying amount, beginning of year	83	95
Additions	1	2
Amortization	(15)	(14)
Carrying amount, end of year	69	83
Intangible assets other than goodwill [member] | Carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Carrying amount, beginning of year	122
Carrying amount, end of year	123	122
Intangible assets other than goodwill [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Carrying amount, beginning of year	(39)
Carrying amount, end of year	$ (54)	$ (39)